Other comprehensive (loss) / income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other comprehensive (loss) / income
Exchange differences on translation of financial statements of overseas subsidiaries	¥ (16,548)	¥ 6,361	¥ (4,834)
Other comprehensive loss	¥ (16,548)	¥ 6,361	¥ (4,834)